SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 09, 2019 CNY (¥) contract	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHORT-TERM BANK LOANS
Debt term		12 months	12 months
Proceeds from bank loan		¥ 10,710	$ 1,641	¥ 89,162	¥ 13,229
Interest rate for the loan		5.30%	5.30%	5.30%
Interest expense		¥ 5,047		¥ 565	¥ 19
Carrying value of office buildings pledged for the loan				¥ 197,737
Line of credit contract with Bank of Beijing
SHORT-TERM BANK LOANS
Borrowing capacity	¥ 190,000
Number of line of credit contracts | contract	2
Margin on interest rate	1.15%